SUBSIDIARIES AND OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [abstract]
Schedule of Group's Affiliates and Legal Entities Included in Consolidated Financial Statements
The following Group’s affiliates are legal entities included in the Consolidated Financial Statements of the Group at December 31, 2020.

Entity	Country	% Group Interest	Consolidation Method
Cross Operating Segment
Constellium Singen GmbH (AS&I and P&ARP)	Germany	100%	Consolidated
Constellium Valais S.A. (AS&I and A&T)	Switzerland	100%	Consolidated
AS&I
Constellium Automotive USA, LLC	U.S.	100%	Consolidated
Constellium Engley (Changchun) Automotive Structures Co Ltd.	China	54%	Consolidated
Constellium Extrusions Decin S.r.o.	Czech Republic	100%	Consolidated
Constellium Extrusions Deutschland GmbH	Germany	100%	Consolidated

Constellium Extrusions Landau GmbH	Germany	100%	Consolidated
Constellium Extrusions Burg GmbH	Germany	100%	Consolidated
Constellium Extrusions France S.A.S.	France	100%	Consolidated
Constellium Extrusions Levice S.r.o.	Slovakia	100%	Consolidated
Constellium Automotive Mexico, S. DE R.L. DE C.V.	Mexico	100%	Consolidated
Constellium Automotive Mexico Trading, S. DE R.L. DE C.V.	Mexico	100%	Consolidated
Astrex Inc	Canada	50%	Consolidated
Constellium Automotive Zilina S.r.o.	Slovakia	100%	Consolidated
Constellium Automotive Nanjing Co Ltd	China	100%	Consolidated
Constellium Automotive Spain SL	Spain	100%	Consolidated
Constellium UK Limited	United Kingdom	100%	Consolidated
A&T
Constellium Issoire S.A.S.	France	100%	Consolidated
Constellium Montreuil Juigné S.A.S.	France	100%	Consolidated
Constellium China Limited	China	100%	Consolidated
Constellium Japan KK	Japan	100%	Consolidated
Constellium Rolled Products Ravenswood, LLC	U.S.	100%	Consolidated
Constellium Ussel S.A.S.	France	100%	Consolidated
AluInfra Services SA (A)	Switzerland	50%	Consolidated
P&ARP
Constellium Deutschland GmbH	Germany	100%	Consolidated
Constellium Rolled Products Singen GmbH KG	Germany	100%	Consolidated
Constellium Property and Equipment Company, LLC	U.S.	100%	Consolidated
Constellium Neuf Brisach S.A.S.	France	100%	Consolidated
Constellium Muscle Shoals LLC	U.S.	100%	Consolidated
Constellium Holding Muscle Shoals LLC	U.S.	100%	Consolidated
Constellium Muscle Shoals Funding II LLC	U.S.	100%	Consolidated
Listerhill Total Maintenance Center LLC	U.S.	100%	Consolidated
Constellium Metal Procurement LLC	U.S.	100%	Consolidated
Constellium Bowling Green LLC	U.S.	100%	Consolidated
Rhenaroll	France	50%	Equity
Holdings & Corporate
C-TEC Constellium Technology Center S.A.S.	France	100%	Consolidated
Constellium Finance S.A.S.	France	100%	Consolidated
Constellium France III	France	100%	Consolidated
Constellium France Holdco S.A.S.	France	100%	Consolidated
Constellium International	France	100%	Consolidated
Constellium Paris S.A.S.	France	100%	Consolidated
Constellium Germany Holdco GmbH & Co. KG	Germany	100%	Consolidated
Constellium Germany Verwaltungs GmbH	Germany	100%	Consolidated
Constellium U.S. Holdings I, LLC	U.S.	100%	Consolidated
Constellium US Intermediate Holdings LLC	U.S.	100%	Consolidated
Constellium Switzerland AG	Switzerland	100%	Consolidated
Constellium Treuhand UG	Germany	100%	Consolidated
Engineered Products International S.A.S.	France	100%	Consolidated
(A)AluInfra Services SA, the joint venture created with Novelis in July 2018, is consolidated as a joint operation and is immaterial to the Group Consolidated Financial Statements